Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment, Net

	2023
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	13,379,852	59,197,255	5,716,357	2,615,959	504,200	81,866,361
Accumulated depreciation and impairment	—	(7,994,344)	(46,438,887)	(4,919,660)	(2,067,265)	—	(61,420,156)
	452,738	5,385,508	12,758,368	796,697	548,694	504,200	20,446,205
January 1	452,738	5,385,508	12,758,368	796,697	548,694	504,200	20,446,205
Additions	—	1,303	5,579	291	1,376	3,219,922	3,228,471
Disposals	—	—	(16,574)	(11,038)	—	—	(27,612)
Reclassifications	2,000	469,597	1,787,140	586,090	226,610	(3,071,437)	—
Depreciation expenses	—	(557,187)	(3,043,504)	(635,227)	(262,388)	—	(4,498,306)
Impairment losses	—	—	(9,236)	—	—	—	(9,236)
Exchange adjustment	—	—	—	—	(19)	—	(19)
December 31	454,738	5,299,221	11,481,773	736,813	514,273	652,685	19,139,503
December 31
Cost	454,738	13,850,418	60,650,428	5,959,251	2,774,055	652,685	84,341,575
Accumulated depreciation and impairment	—	(8,551,197)	(49,168,655)	(5,222,438)	(2,259,782)	—	(65,202,072)
	454,738	5,299,221	11,481,773	736,813	514,273	652,685	19,139,503

	2024
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	454,738	13,850,418	60,650,428	5,959,251	2,774,055	652,685	84,341,575
Accumulated depreciation and impairment	—	(8,551,197)	(49,168,655)	(5,222,438)	(2,259,782)	—	(65,202,072)
	454,738	5,299,221	11,481,773	736,813	514,273	652,685	19,139,503
January 1	454,738	5,299,221	11,481,773	736,813	514,273	652,685	19,139,503
Additions	—	5,619	8,260	665	—	5,436,887	5,451,431
Disposals	—	—	(495)	(21,744)	(501)	—	(22,740)
Reclassifications	—	1,241,424	3,016,325	859,198	220,864	(5,337,811)	—
Depreciation expenses	—	(605,548)	(3,050,253)	(642,589)	(254,502)	—	(4,552,892)
Impairment losses	—	—	(18,618)	—	—	—	(18,618)
Exchange adjustment	—	—	24	—	52	—	76
December 31	454,738	5,940,716	11,437,016	932,343	480,186	751,761	19,996,760
December 31
Cost	454,738	15,075,654	62,448,765	6,488,339	2,927,335	751,761	88,146,592
Accumulated depreciation and impairment	—	(9,134,938)	(51,011,749)	(5,555,996)	(2,447,149)	—	(68,149,832)
	454,738	5,940,716	11,437,016	932,343	480,186	751,761	19,996,760

	2025
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	454,738	15,075,654	62,448,765	6,488,339	2,927,335	751,761	88,146,592
Accumulated depreciation and impairment	—	(9,134,938)	(51,011,749)	(5,555,996)	(2,447,149)	—	(68,149,832)
	454,738	5,940,716	11,437,016	932,343	480,186	751,761	19,996,760
January 1	454,738	5,940,716	11,437,016	932,343	480,186	751,761	19,996,760
Additions	—	2,208	9,293	338	—	3,654,248	3,666,087
Disposals	—	—	(19,117)	(14,329)	—	—	(33,446)
Reclassifications	—	685,896	2,634,679	580,700	257,504	(4,249,024)	(90,245)
Depreciation expenses	—	(670,363)	(3,207,913)	(722,586)	(246,310)	—	(4,847,172)
Impairment losses	—	—	(764)	—	—	—	(764)
Exchange adjustment	—	—	(14)	—	(14)	—	(28)
December 31	454,738	5,958,457	10,853,180	776,466	491,366	156,985	18,691,192
December 31
Cost	454,738	15,696,826	63,802,950	6,683,041	3,081,622	156,985	89,876,162
Accumulated depreciation and impairment	—	(9,738,369)	(52,949,770)	(5,906,575)	(2,590,256)	—	(71,184,970)
	454,738	5,958,457	10,853,180	776,466	491,366	156,985	18,691,192

Capitalization Interest and Capitalization Interest Rate Applied Related to Property, Plant and Equipment

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Amount of interest capitalized	7,692	12,542	10,331
Range of the interest rates for capitalization	1.4588%	1.6380%	1.9320%